VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
VESSELS AND EQUIPMENT, NET [Abstract]
VESSELS AND EQUIPMENT, NET
4.	VESSELS AND EQUIPMENT, NET

The capitalized cost of the vessels and equipment, and the related accumulated depreciation at December 31, 2015 and 2014 were as follows:

	At December 31,
	2015	2014

Ocean-going vessels	$51,060	$116,281
River barges and pushboats	496,585	464,346
PSVs	375,059	370,416
Furniture and equipment	14,500	14,237
Building, land, operating base and shipyard	54,978	54,817
Total original book value	992,182	1,020,097
Accumulated depreciation	(323,095)	(302,692)
Net book value	$669,087	$717,405

For the years ended December 31, 2015, 2014 and 2013, depreciation expense was $41,272, $45,880 and $38,951, respectively.
Certain interest costs incurred during the construction of vessels are capitalized as part of the assets’ carrying values and are depreciated over such assets’ estimated useful lives. No interest was capitalized during the years ended December 31, 2015, 2014 and 2013.

ACQUISITIONS AND DISPOSALS

Ocean Business

During May 2015, we sold and delivered our product tanker Amadeo, for a total sale price of $3,140 and we recorded a loss on sale of vessel of $1,089.

On June 15, 2015, we entered into a MOA whereby we agreed to sell our product tanker, Miranda I, for the total sale price of $785. This vessel was subsequently delivered to buyers on July 16, 2015. We recorded a gain on sale of vessel of $107.

As we mentioned in note 2.k), during January 2016 we entered into a MOA for which we sold our product tanker Alejandrina for a total sale price of $4,900 (the net value after commissions and costs of sale was $4,535). At December 31, 2015, we classified this asset as held for sale and, we recorded a loss of $2,433 to write down the carrying amount to its estimated fair value.

River Business

During the year ended December 31, 2015, six river barges have been built in our own shipyard in Punta Alvear, Argentina for a total cost of $6,270.

During the year ended December 31, 2014, fifteen river barges have been built in our own shipyard in Punta Alvear, Argentina for a total cost of $16,889.

We also incurred $7,937 and $8,517 during the years ended December 31, 2015 and 2014, respectively, in certain upgrades in push boats and transshipment stations.

During the years ended 2013 and 2012, the Company built, sold and leased back, ten and fourteen river barges for $9,410 and $13,020, respectively with a lease term of ten years. Gains of $1,889 and $2,116 for the years ended December 31, 2013 and 2012, respectively related to the sale-lease back were deferred and are being amortized over the minimum lease period (see Note 2.r).

Offshore Supply Business

On February 21 and September 13, 2007, UP Offshore (Bahamas) Ltd. (our holding company in the Offshore Supply Business) signed shipbuilding contracts with a shipyard in India for construction of four PSVs with a combined cost of $88,052, with contracted deliveries delayed to 2012 and 2013. The Company shall make advances each of 20% of the contract price which were payable upon achievement of milestones specified in the contract, prior to the delivery of the PSVs. On May 22, 2012, we took delivery of the first Indian PSV UP Jade and we paid the fifth installment net of a reduction of $1,800 in the contract price in connection with the penalty for its late delivery.

On January 30, 2013, we took delivery of the second Indian PSV UP Amber and we paid the fifth installment net of a reduction of $1,800 in the contract price in connection with the penalty for its late delivery. On August 12, 2013, we took delivery of the third Indian PSV UP Pearl and we paid $893 to the yard after allowing for the reduction of $1,800 in the contract price in connection with the penalty for its late delivery as well as certain other sums advanced to the yard.

On October 22, 2013, we canceled the shipbuilding contract for the fourth PSV UP Onyx based on the shipyard failure to deliver the vessel within 210 days after the delivery date in accordance with the specific terms of the contract. The advances made to the shipyard amounted $13,208, plus interest calculated at an interest rate of 7% per annum from payment date were refunded to the Company under the provisions of the contract.

On October 3, 2013, we entered into two Memorandums of Agreement ("MOAs") whereby we agreed to acquire two 5,145 dwt newbuilt Chinese sister PSVs named UP Agate and UP Coral. The purchase price for these PSVs under the MOAs was $31,450 each which were subsequently delivered on October 28, 2013. In addition, we exercised our option to acquire a third PSV named UP Opal of identical specifications as the previous two which was delivered from the same Chinese yard on November 29, 2013. We also incurred $3,157 and $2,644 during the years ended December 31, 2014 and 2013 respectively, in certain upgrades to PSVs design and specifications.

During the year ended December 31, 2015, we disbursed $4,643 in the conversion of our UP Coral into a Remotely Support Vessel (RSV).

Noncontrolling interest acquisition

On July 5, 2013, we entered into a Share Purchase Agreement with Firmapar Corp. (the “Offshore SPA”), the then owner of 5.55% of shares in UP Offshore (Bahamas) Limited, our holding company in the Offshore Supply Business. Through the Offshore SPA we agreed to purchase from Firmapar Corp. the 2,500,119 shares of common stock of UP Offshore (Bahamas) Limited that we did not own. On July 25, 2013, we paid $10,250 to Firmapar in consideration for such shares. As of such date, we own 100% of the common stock of UP Offshore (Bahamas) Limited.